Related party transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Due from related party	$ 16,892,805	$ 18,257,173
Interest-bearing rate	8.25%
Maximum potential liability under guarantees		$ 1,228,954
Straits Energy Resources Berhad [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Interest-bearing rate		5.50%
Straits Energy Resources Berhad [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Interest-bearing rate		8.25%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party	$ 22,096,573	$ 24,415,348
Interest income	617,809	1,200,519	$ 375,365	$ 32,089
Raja Ismail Bin Raja Mohamed [Member]
Related Party Transaction [Line Items]
Due from related party	$ 1,927,246	$ 2,452,925